SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,784	$ 1,493
GERMANY
Segment Reporting Information [Line Items]
Property and equipment, net	359	235
NETHERLANDS
Segment Reporting Information [Line Items]
Property and equipment, net	729	673
UNITED STATES
Segment Reporting Information [Line Items]
Property and equipment, net	487	385
Other
Segment Reporting Information [Line Items]
Property and equipment, net	$ 209	$ 200